John Hancock Classic Value Fund

Summary prospectus 3/1/20

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus and other information about the fund, including the Statement of Additional Information and most recent reports, online at jhinvestments.com/Forms/Prospectuses.aspx. You can also get this information at no cost by calling 800-225-5291 (Class A, Class B, and Class C) or 888-972-8696 (Class I, Class R1, Class R2, Class R3, Class R5, and Class R6) or by sending an email request to info@jhinvestments.com. The fund's prospectus and Statement of Additional Information, both dated 3/1/20, as may be supplemented, and most recent financial highlights information included in the shareholder report, dated 10/31/19, are incorporated by reference into this summary prospectus.

Effective 1/1/21, as permitted by Securities and Exchange Commission regulations, paper copies of your fund's shareholder reports will no longer be sent by mail, unless specifically requested. They will be available on a website, and a notice with a link to the report will be mailed to you each time a report is posted to the site. Any prior requests for electronic delivery will not be affected. At any time, Fund shareholders may elect to receive paper or electronic copies of shareholder reports and other communications, free of charge by calling John Hancock Investment Management at 800-225-5291 (Class A, Class B, and Class C) or 888-972-8696 (Class I, Class R1, Class R2, Class R3, Class R5, and Class R6), or by contacting your financial intermediary. Your election to receive paper reports will apply to all funds held with John Hancock Investment Management or your financial intermediary.

TICKERS

A: PZFVX	B: JCVBX	C: JCVCX	I: JCVIX	R1: JCVRX	R2: JCVSX	R3: JCVHX	R5: JCVVX	R6: JCVWX

Investment objective

To seek long-term growth of capital.

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or contingent deferred sales charge (CDSC) waivers (See Appendix 1 - Intermediary sales charge waivers, which includes information about specific sales charge waivers applicable to the intermediaries identified therein). Although the fund does not impose any sales charges on Class I shares, you may pay commissions to your broker on your purchases and sales of Class I shares, which are not reflected in the table and example below. More information about these and other discounts is available from your financial representative and on pages 20 to 22 of the prospectus under "Sales charge reductions and waivers" or pages 133 to 136 of the fund's Statement of Additional Information under "Sales Charges on Class A, Class B, and Class C Shares."

Shareholder fees (%) (fees paid directly from your investment)	A	B	C	I	R1	R2	R3	R5	R6
Maximum front-end sales charge (load) on purchases, as a % of purchase price	5.00	None	None	None	None	None	None	None	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00 (on certain purchases, including those of $1 million or more)	5.00	1.00	None	None	None	None	None	None
Small account fee (for fund account balances under $1,000) ($)	20	None	20	None	None	None	None	None	None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	A	B	C	I		R1		R2		R3		R5	R6
Management fee	0.75	0.75	0.75	0.75		0.75		0.75		0.75		0.75	0.75
Distribution and service (Rule 12b-1) fees	0.25	1.00	1.00	0.00		0.50		0.25		0.50		0.00	0.00
Other expenses
Service plan fee	0.00	0.00	0.00	0.00		0.25	[1]	0.25	[1]	0.15	[1]	0.05	0.00
Additional other expenses	0.18	0.18	0.18	0.18	[2]	0.08		0.08		0.08		0.08	0.08
Total other expenses	0.18	0.18	0.18	0.18		0.33		0.33		0.23		0.13	0.08
Total annual fund operating expenses	1.18	1.93	1.93	0.93		1.58		1.33		1.48		0.88	0.83
Contractual expense reimbursement[3]	–0.01	–0.01	–0.01	–0.01		–0.01		–0.01		–0.01		–0.01	–0.01
Total annual fund operating expenses after expense reimbursements	1.17	1.92	1.92	0.92		1.57		1.32		1.47		0.87	0.82

1 "Service plan fee" has been restated to reflect maximum allowable fees.

John Hancock Classic Value Fund

2 "Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.

3 The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund's reimbursement amounted to 0.01% of the fund's average daily net assets. This agreement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	A	B		C		I	R1	R2	R3	R5	R6
Shares		Sold	Not Sold	Sold	Not Sold
1 year	613	695	195	295	195	94	160	134	150	89	84
3 years	855	905	605	605	605	295	498	420	467	280	264
5 years	1,116	1,241	1,041	1,041	1,041	514	859	728	807	487	460
10 years	1,859	2,058	2,058	2,253	2,253	1,142	1,877	1,601	1,768	1,083	1,024

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 35% of the average value of its portfolio.

Principal investment strategies

Under normal conditions, the fund invests at least 80% of its net assets in domestic equity securities.

The manager seeks to identify companies that it believes are currently undervalued relative to the market, based on estimated future earnings and cash flow. These companies generally have market values at valuation ratios, such as price to book, below the market average defined by the S&P 500 Index.

In choosing individual securities, the manager screens a dynamic universe of the 500 largest publicly traded U.S. companies. (As of December 31, 2019, those with market values above approximately $10 billion.) The manager uses fundamental research and proprietary modeling to rank these companies from the cheapest to the most expensive based on current share price relative to estimated long-term earnings power. Focusing on the cheapest-ranked companies, the manager constructs a portfolio of stocks of companies it believes generally have current earnings below normal levels, a sound plan to restore earnings to normal, and a sustainable business advantage.

This systematic process is intended to ensure that the fund's portfolio avoids the emotional inputs that can lead to overvalued securities. The manager generally sells a security when it reaches fair value, there are more attractive opportunities, or there is a change in company fundamentals.

Under normal market conditions, the fund will be almost entirely invested in stocks. The fund may invest up to 20% of its net assets in debt securities, including those rated below investment-grade (below Baa by Moody's Investors Service, Inc. or below BBB by Standard & Poor's Ratings Services or unrated equivalents) (i.e., junk bonds). The fund's investment policies are based on credit ratings at the time of purchase.

The fund may also invest up to 20% of its net assets in securities of foreign issuers that are not publicly traded in the United States, including depositary receipts. The fund may invest without regard to the 20% limitation in securities of foreign issuers that are listed and traded on a domestic national securities exchange. The fund may focus on particular sectors of the economy.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund's investment strategy may not produce the intended results.

During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.

The fund's main risks are listed below in alphabetical order, not in order of importance. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security or a borrower of fund securities may not make timely payments or otherwise honor its obligations. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

John Hancock Classic Value Fund

Cybersecurity and operational risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. Any depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk.

Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

Liquidity risk. The extent (if at all) to which a security may be sold without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors. To the extent that a fund invests in securities of companies in the financial services sector, the fund may be significantly affected by economic, market, and business developments, borrowing costs, interest-rate fluctuations, competition, and government regulation, among other factors, impacting that sector.

Value investment risk. Value stocks may underperform the market as a whole, which may cause value-oriented funds to underperform equity funds with other investment strategies. Securities the manager believes are undervalued may never perform as expected.

Past performance

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291 (Class A, Class B, and Class C), Monday to Thursday, 8:00 A.M.—7:00 P.M., and Friday, 8:00 A.M.—6:00 P.M., Eastern time, or 888-972-8696 (Class I, Class R1, Class R2, Class R3, Class R5, and Class R6) between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

A note on performance
Class A, Class R6, and Class R2 shares commenced operations on June 24, 1996, September 1, 2011, and March 1, 2012, respectively. Returns shown prior to a class's commencement date are those of Class A shares, except that they do not include sales charges and would be lower if they did. Returns for Class R2 and Class R6 shares would have been substantially similar to returns of Class A shares because each share class is invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different. To the extent expenses of a class would have been higher than expenses of Class A shares for the periods shown, performance would have been lower.

Please note that after-tax returns (shown for Class A shares only) reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan. After-tax returns for other share classes would vary.

John Hancock Classic Value Fund

Calendar year total returns (%)—Class A (sales charges are not reflected in the bar chart and returns would have been lower if they were)

Best quarter: Q1 '12, 14.70%
Worst quarter: Q3 '11, –21.31%

Average annual total returns (%)—as of 12/31/19	1 year	5 year	10 year
Class A (before tax)	18.60	5.38	9.62
after tax on distributions	17.35	4.84	9.26
after tax on distributions, with sale	11.88	4.15	7.90
Class B	18.94	5.35	9.52
Class C	22.91	5.67	9.36
Class I	25.16	6.74	10.51
Class R1	24.37	6.06	9.80
Class R2	24.65	6.32	10.14
Class R3	24.55	6.18	9.91
Class R5	25.22	6.80	10.56
Class R6	25.28	6.85	10.53
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	26.54	8.29	11.80

Investment management

Investment advisor John Hancock Investment Management LLC
Subadvisor Pzena Investment Management, LLC

Portfolio management

John J. Flynn Principal and Portfolio Manager Managed the fund since 2017	Richard S. Pzena Founder, Managing Principal, Chief Executive Officer, and Co-Chief Investment Officer Managed the fund since 1996	Benjamin S. Silver, CFA, CPA Principal and Portfolio Manager Managed the fund since 2012

Purchase and sale of fund shares

The minimum initial investment requirement for Class A and Class C shares is $1,000 ($250 for group investments), except that there is no minimum for certain group retirement plans, certain fee-based or wrap accounts, or certain other eligible investment product platforms. The minimum initial investment requirement for Class I shares is $250,000, except that the fund may waive the minimum for any category of investors at the fund's sole discretion. There are no minimum initial investment requirements for Class R1, Class R2, Class R3, or Class R5 shares. The minimum initial investment requirement for Class R6 shares is $1 million, except that there is no minimum for: qualified and nonqualified plan investors; certain eligible qualifying investment product platforms; Trustees, employees of the advisor or its affiliates, employees of the subadvisor, members of the fund's portfolio management team and the spouses and children (under age 21) of the aforementioned. There are no subsequent minimum investment requirements for any of these share classes. Purchases of Class B shares are closed to new and existing investors except by exchange from Class B shares of another John Hancock fund or through dividend and/or capital gains reinvestment.

Class A, Class B, Class C, Class I and Class R6 shares may be redeemed on any business day by mail: John Hancock Signature Services, Inc., P.O. Box 55913, Boston, Massachusetts 02205-5913; or for most account types through our website: jhinvestments.com; or by telephone: 800-225-5291 (Class A, Class B, and Class C); 888-972-8696 (Class I and Class R6). Class R1, Class R2, Class R3, and Class R5 shares may be redeemed on any business day by contacting your retirement plan administrator or recordkeeper.

Taxes

John Hancock Classic Value Fund

The fund's distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.

Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, registered investment advisor, financial planner, or retirement plan administrator), the fund and its related companies may pay the broker-dealer or other intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. These payments are not applicable to Class R6 shares. Ask your salesperson or visit your financial intermediary's website for more information.

© 2020 JOHN HANCOCK INVESTMENT MANAGEMENT DISTRIBUTORS LLC 380SP 3/1/20 SEC file number: 811-01677